Operating leases (Tables)	12 Months Ended
Dec. 31, 2018
Operating leases
Schedule of composition of fleet and spare engines, operating leases

*:

		At December	At December	At December
Aircraft Type	Model	31, 2018	31, 2017	31, 2016
A319	132	4	6	6
A319	133	4	6	9
A320	233	39	39	39
A320	232	4	4	4
A320NEO	271N	12	6	1
A321	231	10	10	10
A321NEO	271N	4	—	—
		77	71	69

		At December	At December	At December
Engine Type	Model	31, 2018	31, 2017	31, 2016
V2500	V2527M-A5	3	3	3
V2500	V2527E-A5	3	3	4
V2500	V2527-A5	2	2	4
PW1100	PW1127G-JM	2	—	—
		10	8	11

* Certain of the Company’s aircraft and engine lease agreements include an option to extend the lease term period. Terms and conditions are subject to market conditions at the time of renewal.

Schedule of rental expense charged to results of operations

	2018		2017		2016
Aircraft and engine (Note 1p)	Ps.	6,314,930	Ps.	6,072,502	Ps.	5,590,058
Real estate:
Airports facilities		56,288		44,251		40,591
Offices, maintenance warehouse and hangar (Note 20)		36,483		30,544		33,517
Total rental expenses on real estate		92,771		74,795		74,108
Total cost of operating leases	Ps.	6,407,701	Ps.	6,147,297	Ps.	5,664,166

Aircraft and engines
Operating leases
Schedule of future minimum lease payments

	Aircraft operating leases				Engine operating leases
			in Mexican				in Mexican
	in U.S. dollars		pesos(1)		in U.S. dollars		pesos(1)
2019	US$	301,632	Ps.	5,936,992	US$	7,314	Ps.	143,961
2020		296,205		5,830,173		6,694		131,757
2021		288,462		5,677,769		6,537		128,667
2022		275,451		5,421,674		6,064		119,357
2023		238,970		4,703,623		5,066		99,714
2024 and thereafter		897,251		17,660,502		5,121		100,796
Total	US$	2,297,971	Ps.	45,230,733	US$	36,796	Ps.	724,252

(1)  Using the exchange rate as of December 31, 2018 of Ps. 19.6829

Land and buildings
Operating leases
Schedule of future minimum lease payments

	Operating
	leases		Equivalent in		Operating leases
	denominated in		Mexican		denominated in
	U.S. dollars		pesos*		Mexican pesos
2019	US$	9,754	Ps.	191,989	Ps.	131,166
2020		6,017		118,428		88,237
2021		3,111		61,243		16,114
2022		1,763		34,691		13,302
2023		721		14,201		10,108
2024 and thereafter		3,534		69,553		33,459
Total	US$	24,900	Ps.	490,105	Ps.	292,386

*Convenience translation to U.S. dollars (Ps. 19.6829)